Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0000089800
Registrant Name	SHERWIN WILLIAMS CO
Registration File Number	333-289016
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES